Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Cash and cash equivalents

The following represents the Company’s cash, cash equivalents and restricted cash as of September 30, 2020 and December 31, 2019 ($ in millions):

	As of
	September 30,	December 31,
	2020	2019
Cash and cash equivalents	$575.4	$270.0
Restricted cash	0.3	0.3
Total cash, cash equivalents and restricted cash	$575.7	$270.3

The following represents the Company’s cash, cash equivalents and restricted cash as of December 31, 2018 and 2019 ($ in millions).

	December 31,
	2018	2019
Cash and cash equivalents	$102.2	$270.0
Restricted cash	0.2	0.3
Total cash, cash equivalents and restricted cash	$102.4	$270.3

Restricted cash

	As of
	September 30,	December 31,
	2020	2019
Cash and cash equivalents	$575.4	$270.0
Restricted cash	0.3	0.3
Total cash, cash equivalents and restricted cash	$575.7	$270.3

	December 31,
	2018	2019
Cash and cash equivalents	$102.2	$270.0
Restricted cash	0.2	0.3
Total cash, cash equivalents and restricted cash	$102.4	$270.3

Property and equipment useful life

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets at the following rates:

Years
Computers and electronic equipment	3
Furniture and equipment	6
Leasehold improvements	Shorter of lease term / useful life